Nature of Operations and Significant Accounting Policies - Balances and changes in Additional Liability for Certain Benefit Features (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the additional liability for certain benefits features
Balance at end of period	$ 5,326.5	$ 4,095.2
Benefits and Protection | Life Insurance | Universal life
Changes in the additional liability for certain benefits features
Balance at beginning of period	4,095.2	3,814.2	$ 3,463.9
Effect of changes in cash flow assumptions	725.4	(6.0)	(11.1)
Effect of actual variances from expected experience	45.2	54.9	18.1
Interest accrual	209.2	171.2	158.3
Net assessments collected	378.1	320.3	324.7
Benefit payments	(126.6)	(91.9)	(83.1)
Other	0.0	(167.5)	(56.6)
Balance at end of period	$ 5,326.5	$ 4,095.2	$ 3,814.2